ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued salaries and welfare expenses	$ 3,281	$ 2,928
Accrued professional fees	1,430	1,109
Payables to intellectual property suppliers	170	144
Payables to other suppliers	533	9,532
Payables to employees	76	29
Other accrued expenses	1,142	1,008
Accrued expenses and other current liabilities	$ 6,632	$ 14,750